Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
	As at December 31, 2023				As at December 31, 2022
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	12,333,170	7,175,580	2,602,101	22,110,851	5,456,419	7,001,549	2,595,162	15,053,130
Net additions to non-current, non-financial assets	6,876,751	174,031	-	7,050,782	3,604,932	838,045	-	4,442,977
Total liabilities	4,549,674	12,854	8,550,171	13,112,699	667,536	169,713	4,736,736	5,573,985
Loss
Interest expense	(1,398)	-	(208,637)	(210,035)	(1,720)	-	(32,410)	(34,130)
Interest income	-	-	29,333	29,333	-	-	1,098	1,098
Loss	(105,015)	(8,484)	(2,514,749)	(2,628,248)	(66,996)	(15,078)	(2,681,060)	(2,763,134)

	As at December 31, 2021
	Real Estate	Renewable Energy	Corporate	Total
Assets	$	$	$	$
Total assets	1,851,487	6,163,504	2,421,186	10,436,177
Additions to non-current, non-financial assets	1,149,504	463,668	-	1,613,172
Total liabilities	669,260	73,317	5,441,255	6,183,832
Loss
Interest expense	(1,873)	-	(53,627)	(55,500)
Loss	(294,282)	(2,063)	(9,028,881)	(9,325,226)

Disclosure of geographical areas assets and liabilities [Table Text Block]
	Canada	California	Puerto Rico	Total
As at December 31, 2023
Non-current assets	$51,192	$12,333,170	$7,175,580	$19,559,942
As at December 31, 2022
Non-current assets	$677,019	$5,456,419	$7,001,549	$13,124,987
As at December 31, 2021
Non-current assets	$601,822	$1,851,487	$6,163,504	$8,616,813